RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 15):

(in thousands of $)	2012	2011
Amounts due from:
Frontline Charterers	51,788	8,356
Frontline Ltd	810	1,206
Deep Sea	1,305	—
Seadrill	300	213
Total amount due from related parties	54,203	9,775
Loans to related parties - associated companies, long-term
SFL West Polaris	67,010	84,621
SFL Deepwater	154,874	189,563
Total loans to related parties - associated companies, long-term	221,884	274,184
Amounts due to:
Frontline Charterers	804	—
Frontline Management	815	944
Bluelot	3,802	1,731
Corte Real	3,756	1,686
Other related parties	50	60
Total amount due to related parties	9,227	4,421

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, Seadrill and Deep Sea is as follows:

(in millions of $)	2012	2011	2010
Operating lease income	20.7	21.9	22.6
Direct financing lease interest income	59.2	97.8	119.4
Finance lease service revenue	64.8	70.0	76.9
Direct financing lease repayments	52.8	199.5	123.8